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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21799

Evergreen International Balanced Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen International Balanced Income Fund, for the quarter ended January 31, 2010. This series has October 31 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 – Schedule of Investments

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 0.4%
FINANCIALS 0.2%
Capital Markets 0.2%
BP Capital Markets plc, 5.25%, 11/07/2013	$400,000	$441,356

INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
ARAMARK Corp., 8.50%, 02/01/2015	350,000	350,875

Total Corporate Bonds (cost $771,761)		792,231

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 13.6%
CONSUMER DISCRETIONARY 1.0%
Hotels, Restaurants & Leisure 0.2%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	255,000	327,040

Media 0.8%
Central European Media Enterprises, Ltd., FRN, 2.62%, 05/15/2014 EUR	500,000	533,802
UPC Holding BV:
8.00%, 11/01/2016 EUR	250,000	337,959
9.625%, 12/01/2019 EUR ρ	450,000	641,445

		1,513,206

CONSUMER STAPLES 0.7%
Beverages 0.1%
Central European Distribution Corp., 8.875%, 12/01/2016 EUR	80,000	113,693

Food & Staples Retailing 0.4%
Casino Guichard-Perrachon SA, 6.375%, 04/04/2013 EUR	500,000	767,538

Tobacco 0.2%
Imperial Tobacco Group plc, 8.375%, 02/17/2016 EUR	300,000	511,118

ENERGY 0.4%
Energy Equipment & Services 0.4%
Tesco plc, 4.75%, 04/13/2010 EUR	500,000	697,952

FINANCIALS 8.3%
Capital Markets 3.1%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	343,975
Ambev International Finance Co., Ltd., 9.50%, 07/24/2017 BRL	5,000,000	2,625,995
Goldman Sachs Group, Inc., 4.50%, 01/30/2017 EUR	550,000	767,048
Merrill Lynch & Co., Inc., 10.71%, 03/08/2017 BRL	2,000,000	1,022,546
Morgan Stanley, 10.09%, 05/03/2017 BRL	2,000,000	997,347

		5,756,911

Commercial Banks 3.5%
KfW Bankengruppe, 4.875%, 01/15/2013 GBP	235,000	402,015
Kommunalbanken AS, 6.00%, 02/25/2011 AUD	5,900,000	5,267,295
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	850,000	742,790

		6,412,100

Consumer Finance 0.4%
Cemex Finance, LLC, 9.625%, 12/14/2017 EUR	90,000	128,113
SLM Corp., 5.375%, 12/15/2010 GBP	185,000	284,692
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	250,000	364,823

		777,628

Diversified Financial Services 1.3%
ABB International Finance, Ltd., 4.625%, 06/06/2013 EUR	1,000,000	1,473,946
CEDC Financial Corporation International, Inc., 8.875%, 12/01/2016 EUR	150,000	213,174
Dubai Holding Commercial Operations Group, LLC:
4.75%, 01/30/2014 EUR	450,000	389,953
6.00%, 02/01/2017 GBP	250,000	227,786

		2,304,859

1

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS 1.2%
Aerospace & Defense 0.4%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	500,000	$722,713

Building Products 0.2%
Heidelberg Cement AG, 8.00%, 01/31/2017 EUR	200,000	287,003

Commercial Services & Supplies 0.3%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	450,000	608,326

Machinery 0.3%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	400,000	532,416

MATERIALS 0.9%
Chemicals 0.5%
Kerling plc, 10.625%, 01/28/2017 EUR ☐	220,000	303,178
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	450,000	620,805

		923,983

Containers & Packaging 0.3%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	390,000	532,624

Metals & Mining 0.1%
New World Resources NV, 7.375%, 05/15/2015 EUR	200,000	259,275

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Telecom Italia SpA, 7.25%, 04/24/2012 EUR	700,000	1,067,482

UTILITIES 0.5%
Independent Power Producers & Energy Traders 0.1%
Infinis plc, 9.125%, 12/15/2014 GBP	75,000	122,842

Multi-Utilities 0.4%
Veolia Environnement SA, 4.375%, 01/16/2017 EUR	530,000	755,564

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $23,117,935)		24,994,273

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 14.6%
Brazil, 10.25%, 01/10/2028 BRL	2,200,000	1,175,862
Canada, 6.25%, 06/15/2015 NZD	4,785,000	3,436,641
Hungary, 6.75%, 02/24/2017 HUF	575,000,000	2,759,852
Korea:
5.25%, 09/10/2015 KRW	4,700,000,000	4,107,337
5.25%, 03/10/2027 KRW	1,903,000,000	1,592,284
Malaysia, 4.24%, 02/07/2018 MYR	11,450,000	3,383,030
Mexico, 10.00%, 12/05/2024 MXN	70,230,000	6,200,429
Morocco, 5.375%, 06/27/2017 EUR	450,000	636,403
Norway, 4.25%, 05/19/2017 NOK	16,500,000	2,860,930
Peru, 7.50%, 10/14/2014 EUR	250,000	388,826
Ukraine, 4.95%, 10/13/2015 EUR	250,000	266,901

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $29,454,245)		26,808,495

YANKEE OBLIGATIONS – CORPORATE 1.8%
CONSUMER DISCRETIONARY 0.3%
Multiline Retail 0.3%
Marks & Spencer Group plc, 6.25%, 12/01/2017	$500,000	521,169

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Tesco plc, 5.50%, 11/15/2017	500,000	537,250

2

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 0.5%
Commercial Banks 0.3%
Eurasian Development Bank, 7.375%, 09/29/2014 144A	$500,000	$531,176

Consumer Finance 0.2%
Virgin Media Finance plc, 9.125%, 08/15/2016	330,000	343,200

UTILITIES 0.7%
Electric Utilities 0.7%
E.ON AG, 5.80%, 04/30/2018	1,200,000	1,283,115

Total Yankee Obligations – Corporate (cost $2,904,273)		3,215,910

YANKEE OBLIGATIONS – GOVERNMENT 0.9%
Colombia, 7.375%, 03/18/2019	600,000	670,500
Georgia, 7.50%, 04/15/2013	250,000	258,748
Philippines, 8.00%, 01/15/2016	350,000	407,312
Vietnam, 6.75%, 01/29/2020 144A	300,000	301,056

Total Yankee Obligations – Government (cost $1,520,405)		1,637,616

	Country	Shares	Value

COMMON STOCKS 62.6%
CONSUMER DISCRETIONARY 5.5%
Auto Components 0.3%
Nokian Renkaat Oyj ρ	Finland	22,527	543,523

Automobiles 1.0%
Daimler AG	Germany	17,857	822,903
Isuzu Motors, Ltd. * ρ	Japan	277,000	588,370
Toyota Motor Corp.	Japan	12,100	464,027

			1,875,300

Household Durables 0.8%
Bovis Homes Group plc *	United Kingdom	34,270	216,218
Makita Corp.	Japan	38,000	1,270,237

			1,486,455

Internet & Catalog Retail 0.6%
N. Brown Group plc	United Kingdom	315,626	1,136,860

Media 1.8%
Pearson plc	United Kingdom	69,673	989,703
Vivendi SA	France	43,833	1,134,752
Wolters Kluwer NV	Netherlands	21,170	440,556
WPP plc	United Kingdom	70,265	648,460

			3,213,471

Multiline Retail 0.4%
PPR SA	France	6,766	823,887

Specialty Retail 0.6%
Inditex SA	Spain	16,889	1,061,504

CONSUMER STAPLES 8.5%
Beverages 2.0%
Anheuser-Busch InBev NV	Belgium	42,369	2,115,712
Carlsberg AS, Class B	Denmark	11,357	842,115
Foster’s Group, Ltd.	Australia	130,081	609,582

			3,567,409

Food Products 2.4%
Nestle SA	Switzerland	28,139	1,331,525
Unilever NV ρ	Netherlands	100,198	3,075,840

			4,407,365

3

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 1.5%
McBride plc	United Kingdom	210,429	$730,854
Reckitt Benckiser Group plc	United Kingdom	38,534	2,002,934

			2,733,788

Tobacco 2.6%
British American Tobacco plc	United Kingdom	80,273	2,646,699
Imperial Tobacco Group plc	United Kingdom	42,062	1,358,708
Swedish Match AB	Sweden	39,301	824,370

			4,829,777

ENERGY 4.7%
Energy Equipment & Services 1.2%
Fred. Olsen Energy ASA ρ	Norway	23,110	899,435
Technip SA	France	13,836	935,709
Transocean, Ltd. *	Switzerland	4,716	399,634

			2,234,778

Oil, Gas & Consumable Fuels 3.5%
BG Group plc	United Kingdom	34,815	637,570
Canadian Natural Resources, Ltd.	Canada	11,557	737,681
Cenovus Energy, Inc.	Canada	25,993	600,689
EnCana Corp.	Canada	25,993	794,923
StatoilHydro ASA	Norway	25,816	577,753
Total SA	France	51,046	2,964,923

			6,313,539

FINANCIALS 12.4%
Capital Markets 0.9%
ICAP plc	United Kingdom	152,573	895,955
Man Group plc	United Kingdom	195,051	736,535

			1,632,490

Commercial Banks 4.2%
Banco Santander SA ρ	Spain	36,977	520,985
Bank Leumi Le-Israel BM *	Israel	212,958	906,424
Danske Bank AS *	Denmark	12,200	292,340
HSBC Holdings plc-London Exchange	United Kingdom	203,984	2,186,246
Nordea Bank AB	Sweden	84,000	771,096
Sparebanken Nord-Norge	Norway	51,900	954,743
Standard Chartered plc	United Kingdom	39,977	913,916
Svenska Handelsbanken, Ser. A	Sweden	14,000	366,806
Westpac Banking Corp.	Australia	37,237	782,368

			7,694,924

Diversified Financial Services 2.0%
ASX, Ltd.	Australia	42,047	1,263,485
Deutsche Boerse AG	Germany	14,930	984,035
Guoco Group, Ltd.	Bermuda	76,000	744,067
Hellenic Exchanges Holding SA	Greece	73,576	780,377

			3,771,964

Insurance 4.8%
AMP, Ltd.	Australia	111,097	612,636
AXA SA	France	22,309	461,500
Lancashire Holdings plc	Bermuda	242,760	1,733,602
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	16,455	2,468,497
Sampo Oyj, Class A	Finland	26,368	639,111
Scor SE	France	24,358	563,601

4

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Suncorp-Metway, Ltd.	Australia	78,058	$611,510
Zurich Financial Services AG	Switzerland	7,918	1,677,812

			8,768,269

Real Estate Investment Trusts (REITs) 0.5%
Nippon Building Fund, Inc.	Japan	64	569,080
Parkway Life	Singapore	577	532
Westfield Group Australia	Australia	32,290	359,555

			929,167

HEALTH CARE 3.3%
Health Care Equipment & Supplies 0.2%
Fresenius SE	Germany	6,329	389,718

Pharmaceuticals 3.1%
AstraZeneca plc	United Kingdom	19,730	917,294
Bayer AG	Germany	11,526	785,193
GlaxoSmithKline plc	United Kingdom	92,859	1,807,760
Novartis AG	Switzerland	16,707	894,830
Roche Holding AG	Switzerland	7,271	1,221,137

			5,626,214

INDUSTRIALS 7.3%
Air Freight & Logistics 0.8%
Oesterreichische Post AG	Austria	56,450	1,530,969

Building Products 0.4%
Assa Abloy AB, Class B	Sweden	49,000	844,426

Commercial Services & Supplies 0.8%
Brunel International NV	Netherlands	18,435	669,453
SThree plc	United Kingdom	151,128	733,493

			1,402,946

Construction & Engineering 0.3%
Skanska AB, B Shares	Sweden	42,200	655,881

Machinery 1.2%
Komatsu, Ltd. ρ	Japan	24,300	486,311
Sandvik AB	Sweden	68,000	737,866
Sumitomo Heavy Industries, Ltd. *	Japan	199,000	1,016,002

			2,240,179

Professional Services 2.5%
Hays plc	United Kingdom	1,099,776	1,923,767
Monster Worldwide, Inc. * ρ	United States	80,445	1,254,138
Randstad Holding NV *	Netherlands	15,564	743,490
USG People NV *	Netherlands	32,353	620,835

			4,542,230

Trading Companies & Distributors 0.7%
Ashtead Group plc	United Kingdom	542,726	733,051
Travis Perkins plc *	United Kingdom	42,952	500,953

			1,234,004

Transportation Infrastructure 0.6%
MAP Group-Australian Exchange	Australia	428,998	1,050,547

INFORMATION TECHNOLOGY 1.7%
Internet Software & Services 0.3%
Netease.com, Inc. *	Cayman Islands	17,064	559,699

5

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 0.5%
Neopost	France	12,529	$999,258

Semiconductors & Semiconductor Equipment 0.9%
Elpida Memory, Inc. *	Japan	45,300	793,192
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	165,441	315,684
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	54,343	552,125
United Microelectronics Corp. *	Taiwan	2	1

			1,661,002

MATERIALS 3.5%
Chemicals 1.0%
Akzo Nobel NV	Netherlands	29,920	1,786,756

Containers & Packaging 0.2%
Rexam plc	United Kingdom	77,741	370,356

Metals & Mining 2.3%
Antofagasta plc	United Kingdom	91,354	1,277,465
Barrick Gold Corp.	Canada	18,000	624,886
BHP Billiton, Ltd.	Australia	34,939	1,210,936
voestalpine AG	Austria	35,021	1,216,396

			4,329,683

TELECOMMUNICATION SERVICES 9.4%
Diversified Telecommunication Services 6.4%
Belgacom SA	Belgium	20,337	739,234
France Telecom	France	56,953	1,309,513
Hellenic Telecommunications Organization SA *	Greece	119,957	1,635,947
Hrvatske Telekom SP, GDR	Croatia	10,000	566,760
KT Corp. *	South Korea	18,570	795,478
KT Corp., ADR *	South Korea	39,540	835,480
Maroc Telecom	Morocco	47,703	858,777
Tele Norte Leste Participacoes SA, ADR ρ	Brazil	32,858	585,530
Telecom Corp. of New Zealand, Ltd.	New Zealand	559,556	935,068
Telefonica SA	Spain	107,851	2,590,579
TeliaSonera AB	Sweden	129,500	868,153

			11,720,519

Wireless Telecommunication Services 3.0%
China Mobile, Ltd.	Hong Kong	192,500	1,816,925
Mobistar SA	Belgium	11,797	743,660
Partner Communications Co., Ltd.	Israel	92,718	1,898,920
StarHub, Ltd.	Singapore	651,500	1,003,367

			5,462,872

UTILITIES 6.3%
Electric Utilities 2.1%
E.ON AG	Germany	9,636	353,802
Fortum Oyj	Finland	28,037	714,335
Sechilienne-Sidec	France	29,111	979,750
TERNA SpA	Italy	468,151	1,884,889

			3,932,776

Gas Utilities 1.0%
Snam Rete Gas SpA	Italy	398,778	1,874,204

Independent Power Producers & Energy Traders 0.2%
Iberdrola Renovables SA	Spain	59,062	262,222

6

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 2.4%
National Grid plc	United Kingdom	202,195	$2,035,414
RWE AG	Germany	16,575	1,468,931
Suez Environnement SA	France	38,355	871,391

			4,375,736

Water Utilities 0.6%
Pennon Group plc	United Kingdom	82,674	679,233
Severn Trent plc	United Kingdom	25,895	464,669

			1,143,902

Total Common Stocks (cost $118,591,835)			115,020,569

PREFERRED STOCKS 1.4%
CONSUMER DISCRETIONARY 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Hugo Boss AG, Var. Rate Pfd.	Germany	16,739	575,976

FINANCIALS 0.8%
Capital Markets 0.7%
Credit Suisse Group AG, Var. Rate Pfd. ρ	United Kingdom	45,000	1,157,400

Insurance 0.1%
Allianz SE, Var. Rate Pfd. ρ	Germany	9,000	225,450

HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Fresenius AG, Var. Rate Pfd.	Germany	8,734	595,161

Total Preferred Stocks (cost $2,388,464)			2,553,987

OTHER 1.8%
Bell Aliant Regional Communications Income Fund	Canada	76,652	1,869,613
Bell Aliant Regional Communications Income Fund 144A	Canada	5,263	128,369
Yellow Pages Income Fund	Canada	250,727	1,231,066

Total Other (cost $3,260,479)			3,229,048

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	United States	4,252,815	4,252,815
State Street Navigator Securities Lending Prime Portfolio, 0.22% § ρρ	United States	4,921,628	4,921,628

Total Short-Term Investments (cost $9,174,443)			9,174,443

Total Investments (cost $191,183,840) 102.1%			187,426,572
Other Assets and Liabilities (2.1%)			(3,817,917)

Net Assets 100.0%			$183,608,655

ρ	All or a portion of this security is on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

7

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazil Real
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depository Receipt
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

The following table shows the percent of total long-term investments by geographic location as of January 31, 2010:

United Kingdom	17.6%
France	7.1%
Netherlands	6.2%
Germany	6.0%
Norway	5.9%
Canada	5.7%
South Korea	4.1%
United States	3.7%
Australia	3.6%
Mexico	3.5%
Switzerland	3.1%
Japan	2.9%
Sweden	2.8%
Spain	2.5%
Brazil	2.5%
Italy	2.1%
Belgium	2.0%
Malaysia	1.9%
Bermuda	1.7%
Israel	1.6%
Hungary	1.5%
Austria	1.5%
Greece	1.4%
Finland	1.1%
Hong Kong	1.0%
Luxembourg	1.0%
Morocco	0.8%
Cayman Islands	0.7%
Denmark	0.6%
Singapore	0.6%
New Zealand	0.5%
Taiwan	0.5%
Colombia	0.4%
Croatia	0.3%
Georgia	0.3%
South Africa	0.3%
Kazakhstan	0.3%
Philippines	0.2%
Peru	0.2%
Liberia	0.2%
Ukraine	0.1%

100.0%

During the period ended January 31, 2010, the Fund entered into written options for speculative purposes.

Open call options written at January 31, 2010 were as follows:

Expiration Date	Index	Number of Contracts	Strike Price		Market Value	Premiums Received

02/19/2010	AEX Index	175	357	EUR	$4,780 ☐	$40,236
02/19/2010	CAC 40 Index	149	4,196	EUR	1,277 ☐	39,388
02/19/2010	DAX Index	200	6,233	EUR	2,249 ☐	42,681
02/19/2010	DJ Euro Stoxx 50 Index	200	3,122	EUR	2,303 ☐	42,762
02/19/2010	FTSE 100 Index	95	5,776	GBP	247 ☐	22,937
02/19/2010	NASDAQ 100 Index	45	1,966	USD	1,368 ☐	28,787
02/19/2010	NYSE Arca Airline Index	2,383	37	USD	8,293 ☐	184,587
02/19/2010	OMX Stockholm 30 Index	617	1,028	SEK	9,166 ☐	50,435
02/19/2010	Russell 2000 Index	132	690	USD	3,414 ☐	48,349
02/19/2010	S&P 400 MidCap Index	113	782	USD	1,731 ☐	37,853
☐	Valued at fair value as determined by the investment advisor using third party marketing tools, according to procedures approved by the Board of Trustees.

The Fund had average premiums received on written call options in the amount of $454,109 during the period from November 1, 2009 through January 31, 2010.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $191,286,444. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,103,503 and $11,963,375, respectively, with a net unrealized depreciation of $3,859,872.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

8

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$7,844,220	$107,176,349	$0	$115,020,569
Preferred stocks	225,450	2,328,537	0	2,553,987
Corporate debt securities	0	29,002,414		29,002,414
Debt securities issued by foreign governments	0	28,446,111	0	28,446,111
Other	3,100,679	128,369	0	3,229,048
Short-term investments	9,174,443	0	0	9,174,443

	$20,344,792	$167,081,780	$0	$187,426,572

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(34,828)	$0	$(34,828)

*	Other financial instruments include written options.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other financial instruments

Balance as of November 1, 2009	$(17,962)
Realized gains or losses	67,333
Change in unrealized gains or losses	(49,371)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0

Balance as of January 31, 2010	$0

Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2010	$0

10

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: March 31, 2010